7. STOCKHOLDERS EQUITY (MEMBERS DEFICIT) - Quarterly (093014 Quarterly [Member])	9 Months Ended
Sep. 30, 2014
093014 Quarterly [Member]
7. STOCKHOLDERS EQUITY (MEMBERS DEFICIT)

NOTE 7 – STOCKHOLDERS’ EQUITY (MEMBERS’ DEFICIT)

LLC conversion

On June 9, 2013 the Company converted from a Texas limited liability company into a Texas corporation and changed its name to NCM Financial, Inc. Effective June 9, 2013 all of the Company’s outstanding common units were converted into common stock on 1 to 1 conversion ratio.

Common Units

Prior to the LLC conversion the company had 1,675,000,000 authorized units with no par value. Each holder of common units was entitled to one vote for each common unit held. Upon the LLC Conversion, all the then outstanding common units were converted into shares of common stock on a 1 to 1 basis.

Common Stock

The Company has authorized 2,500,000,000 shares of common stock, $.01 par value per share. Each holder of common stock is entitled to one vote for each share of common stock held.

On December 10, 2013 the Company completed a reverse stock split whereby every 5 pre-split shares of common stock is exchangeable for 1 share of post-split common stock. Accordingly, all share and per share information has been restated to retroactively show the effect of the stock split. As of September 30, 2014 and December 31, 2013 the company had 388,475,000 shares issued and outstanding.